Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Rebates payable to customers	$ 537	$ 763
VAT and other taxes payable	817	818
Security deposit received from customers	431	460
Accrued employee benefits	4,332	4,619
Accrued professional fees	7,786	2,597
Accrued marketing and hosting expense	1,168	649
Others	655	251
Accrued liabilities and other current liabilities	15,726	10,157
Non-current
Severance liabilities	40	36
Accrued liabilities and other non current liabilities	$ 40	36
Discontinued operations
Current
Rebates payable to customers		78
VAT and other taxes payable		7,576
Security deposit received from customers		329
Accrued employee benefits		5,071
Accrued professional fees		1,202
Accrued marketing and hosting expense		601
Others		312
Accrued liabilities and other current liabilities		15,169
Non-current
Severance liabilities		2
Accrued liabilities and other non current liabilities		2
Continuing and discontinued operations
Current
Rebates payable to customers		841
VAT and other taxes payable		8,394
Security deposit received from customers		789
Accrued employee benefits		9,690
Accrued professional fees		3,799
Accrued marketing and hosting expense		1,250
Others		563
Accrued liabilities and other current liabilities		25,326
Non-current
Severance liabilities		38
Accrued liabilities and other non current liabilities		$ 38